Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

15.  Leases

a)   Right-of-use assets

Lease information with the Bank as lessee is as follows:

	Branch	IT	Furniture
	offices	equipment	and vehicles	Total
Balances at January 1, 2019	6,691	12	31	6,734
Remeasurement of right-of-use assets	(684)	—	—	(684)
Additions in right-of-use assets	957	—	—	957
Depreciation	(1,381)	(3)	(12)	(1,396)
Balances at December 31, 2019	5,583	9	19	5,611
Remeasurement of right-of-use assets	214	—	—	214
Additions in right-of-use assets	1,079	—	244	1,323
Depreciation	(1,419)	(2)	(55)	(1,476)
Disposals	(22)	(7)	—	(29)
Balances at December 31, 2020	5,435	—	208	5,643

b)   Lease liabilities

Following is an analysis of activity in lease liabilities as of December 31, 2020:

Amount

Balances at January 1, 2019	6,734
Interest expense	729
New contracts	957
Remeasurement on leases liabilities	(684)
Payments	(1,817)
Balances at December 31, 2019	5,919
Interest expense	679
New contracts	1,271
Remeasurement on leases liabilities	198
Disposals	(29)
Payments	(1,907)
Balances at December 31, 2020	6,131

The following table sets out a maturity analysis of lease payments:

December 31, 2020
Maturity analysis - contractual undiscounted cash flows
Less than one year	1,219
One to three years	2,403
Three to five years	1,801
More than five years	3,016
Total undiscounted lease liabilities at December 31, 2020	8,439
Lease liabilities at December 31, 2020	6,131

Current	975
Long-term	5,156

c)   Leaseback

In the second quarter of 2012, the Bank entered into an agreement with a non-related party, Fibra Uno, S.A. de C.V. (hereinafter, “Fibra Uno”) regarding the sale of 220 properties (branches, offices and parking spaces) and the subsequent leaseback thereof for a term of 20 years.

The corresponding lease contract is non-cancellable and includes an option to renew up to an additional four consecutive periods of five years each with a market rate to be determined on the date of the renewal. The lease agreement includes rent adjustments based on the INPC and does not contain volume-based or leveraged contingent rent payment clauses or purchase options, or impose any restrictions on the Bank’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements. Because this was a sale and operating leaseback under IAS 17, at the date of initial application of IFRS 16 the Bank accounts for the leaseback in the same way as it accounts for its leases of other operating lease contracts.

d)   Additional information

December 31, 2020
Amounts recognized in the consolidated income statement:
Interest on lease liabilities	679
Expense relating to short-term leases	108
Expense relating to leases of low-value assets that are not shown above as short-term leases	94
Expense relating to variable lease payments not included in lease liabilities	—
Cash flows from lease liabilities:
Total cash flows	(2,109)